united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23435

Zacks Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street Suite 4350, Chicago, IL	60606
(Address of principal executive offices)	(Zip code)

Corporation Trust Company
1209 Orange Street Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-265-9359

Date of fiscal year end:	11/30

Date of reporting period:	5/31

Item 1. Reports to Stockholders.

(a)

Zacks Earnings Consistent Portfolio ETF

(ZECP) NYSE Arca, Inc.

Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Zacks Earnings Consistent Portfolio ETF for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Zacks Earnings Consistent Portfolio ETF	$28	0.55%

How did the Fund perform during the reporting period?

During the six-month period from December 1, 2023, to May 31, 2024, the ZECP portfolio delivered a return of +11.38%, underperforming the Russell 3000 Index by -4.61%. Our underperformance was largely selection-driven, based on investment parameters within the portfolio.

ZECP is designed to invest in those companies that we expect to exhibit consistent earnings growth in the future. Our experience has been that companies that have historically been able to grow earnings consistently throughout various economic cycles are more likely to possess some degree of competitive advantage. Our view is that companies that have delivered consistent earnings historically tend to also possess “investment moats,” or a sustainable competitive advantages that can drive persistent earnings growth in the future.

Since the investment mandate on ZECP is based on earnings consistency factors—such as selecting companies with stable and predictable earnings—ZECP tends not to perform as well during a bullish or upward-trending market. In such market conditions, investors often favor higher-risk, high-growth stocks versus stable, consistent earners. Year-to-date performance in 2024 is a prime example of this investor preference playing out.

However, the same companies that generate stable earnings are valuable for providing downside protection when the market experiences downturns or increased volatility. These companies typically offer more resilience and stability, helping to cushion the portfolio against significant losses, as they have successfully weathered adverse market conditions in the past. Long stretches of positive performance, as we’ve seen in markets recently, tend to give way to higher levels of volatility in the future. ZECP is a valuable core holding in any portfolio for this reason, in our view, and we believe a continued focus on quality companies with stable and predictable earnings will help smooth out returns over time.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Zacks Earnings Consistent Portfolio ETF - NAV
S&P 500® Index
Russell 3000® Total Return Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$12,306
$11,845
$11,455
08/23/21
05/31/22
05/31/23
05/31/24

	Zacks Earnings Consistent Portfolio ETF - NAV	S&P 500® Index	Russell 3000® Total Return Index
08/23/21	$10,000	$10,000	$10,000
05/31/22	$9,563	$9,327	$9,099
05/31/23	$9,589	$9,600	$9,284
05/31/24	$11,455	$12,306	$11,845

Average Annual Total Returns

Name	6 months	1 Year	Since Inception (August 23, 2021)
Zacks Earnings Consistent Portfolio ETF - NAV	11.38%	19.46%	5.03%
Zacks Earnings Consistent Portfolio ETF - Market Price	11.26%	19.16%	5.01%
Russell 3000® Total Return Index	15.99%	27.58%	6.30%
S&P 500® Index	16.35%	28.19%	7.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$133,784,317
Number of Portfolio Holdings	53
Advisory Fee	$54,276
Portfolio Turnover	3%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Reit	0.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
26.0%
Health Care
20.1%
Financials
14.9%
Consumer Staples
10.1%
Industrials
9.0%
Communications
7.6%
Consumer Discretionary
4.8%
Utilities
4.1%
Real Estate
0.7%
Energy
0.6%
Other Assets in Excess of Liabilities
2.1%

Value	Value
Other Assets in Excess of Liabilities	2.1%
Energy	0.6%
Real Estate	0.7%
Utilities	4.1%
Consumer Discretionary	4.8%
Communications	7.6%
Industrials	9.0%
Consumer Staples	10.1%
Financials	14.9%
Health Care	20.1%
Technology	26.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	6.9%
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.5%
Procter & Gamble Company (The)	3.1%
Synopsys, Inc.	2.9%
Eli Lilly & Company	2.9%
UnitedHealth Group, Inc.	2.9%
JPMorgan Chase & Company	2.8%
Caterpillar, Inc.	2.7%
American Express Company	2.6%

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

Zacks Earnings Consistent Portfolio ETF

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Zacks Earnings Consistent Portfolio ETF for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053124-ZECP

Zacks Small/Mid Cap ETF

(SMIZ) NYSE Arca, Inc.

Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Zacks Small/Mid Cap ETF for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Zacks Small/Mid Cap ETF	$28	0.55%

How did the Fund perform during the reporting period?

In the six-month period from December 1, 2023 to May 31, 2024, the Zacks Small/Mid-Cap Fund (SMIZ) returned +17.45%, significantly outperforming the benchmark Russell 2500 Index, which rose a lesser +15.04% over the same period. Our stock selection and allocations in SMIZ drove an outperformance of +3.07% compared to the Russell 2500 Index. The top-performing sector in the Zacks Small/Mid-Cap Fund was Health Care, which rose +27.88%. SMIZ’s Health Care weighting was 11.69% compared to its 5.63% weighting in the Russell 2500 Index. The stock selection and over allocation contributed to +1.31% of the +3.07% outperformance of the Russell 2500 Index. In SMIZ, we seek to own companies that we expect to receive upward earnings estimate revisions in the future. Our proprietary earnings estimate revision model worked relatively well during the six-month period and contributed significantly to our outperformance compared to the Russell 2500 Index. In a market that is rising due to an expansion of P/E multiples, companies that experience upward earnings estimate revisions are generally more likely to outperform. This outperformance tends to occur because of the value the market places on projected earnings. We believe the portfolio benefited from this effect over the past six months. Currently, the portfolio consists of roughly 200 companies, half of which would be considered small-cap stocks and half of which would be considered mid-cap stocks. From a pure valuation standpoint, small-cap and mid-cap stocks generally trade at a historically larger discount to their large-cap peers. This discount persists even though many small-cap and mid-cap companies have similar profit and free cash flow margins to their larger-cap peers. Indeed, over the past decade, small- and mid-cap companies have grown earnings—on average—faster than their large-cap peers, but stock price appreciation over that time has lagged their large-cap peers. For these reasons, we believe SMIZ is positioned for more favorable growth looking forward, and should warrant an allocation in any balanced portfolio.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Zacks Small/Mid Cap ETF - NAV
Russell 3000® Total Return Index
Russell 2500® Index
S&P 500® Index
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$12,430
$12,365
$12,281
$11,946
10/02/23
10/31/23
11/30/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24

	Zacks Small/Mid Cap ETF - NAV	Russell 3000® Total Return Index	Russell 2500® Index	S&P 500® Index
10/02/23	$10,000	$10,000	$10,000	$10,000
10/31/23	$9,556	$9,751	$9,527	$9,789
11/30/23	$10,456	$10,660	$10,384	$10,683
12/31/23	$11,428	$11,226	$11,497	$11,168
01/31/24	$11,328	$11,350	$11,197	$11,356
02/29/24	$12,217	$11,965	$11,806	$11,962
03/31/24	$12,657	$12,351	$12,293	$12,347
04/30/24	$11,844	$11,807	$11,469	$11,843
05/31/24	$12,281	$12,365	$11,946	$12,430

Average Annual Total Returns

Name	6 months	Since Inception (October 2, 2023)
Zacks Small/Mid Cap ETF - NAV	17.45%	22.81%
Zacks Small/Mid Cap ETF - Market Price	17.34%	22.93%
Russell 2500® Index	15.04%	19.46%
Russell 3000® Total Return Index	15.99%	23.65%
S&P 500® Index	16.35%	24.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$52,923,996
Number of Portfolio Holdings	199
Advisory Fee	$0
Portfolio Turnover	46%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.3%
Reit	3.7%
Warrant	-%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
17.8%
Industrials
17.6%
Consumer Discretionary
16.9%
Technology
13.1%
Health Care
11.5%
Materials
6.3%
Energy
4.2%
Communications
3.6%
Consumer Staples
3.0%
Real Estate
2.9%
Utilities
2.9%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Utilities	2.9%
Real Estate	2.9%
Consumer Staples	3.0%
Communications	3.6%
Energy	4.2%
Materials	6.3%
Health Care	11.5%
Technology	13.1%
Consumer Discretionary	16.9%
Industrials	17.6%
Financials	17.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
EMCOR Group, Inc.	1.9%
Sylvamo Corporation	1.3%
Constellation Energy Corporation	1.2%
Builders FirstSource, Inc.	1.2%
Esab Corporation	1.1%
BellRing Brands, Inc.	1.1%
Murphy USA, Inc.	1.1%
NetApp, Inc.	1.0%
Cadence Design Systems, Inc.	1.0%
Applied Industrial Technologies, Inc.	1.0%

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

Zacks Small/Mid Cap ETF

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Zacks Small/Mid Cap ETF for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053124-SMIZ

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Zacks Earnings Consistent Portfolio ETF

(ZECP)

Zacks Small/Mid Cap ETF

(SMIZ)

Semi-Annual Report

May 31, 2024

1-855-813-3507

www.ZacksETFs.com

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.9%
	AEROSPACE & DEFENSE - 1.1%
4,779	General Dynamics Corporation	$1,432,601

	ASSET MANAGEMENT - 2.7%
5,901	Ameriprise Financial, Inc.	2,576,436
1,331	BlackRock, Inc.	1,027,572
		3,604,008
	BANKING - 3.9%
18,827	JPMorgan Chase & Company	3,814,915
9,120	PNC Financial Services Group, Inc. (The)	1,435,397
		5,250,312
	BEVERAGES - 2.1%
15,958	PepsiCo, Inc.	2,759,138

	BIOTECH & PHARMA - 9.3%
7,023	Amgen, Inc.	2,147,985
4,753	Eli Lilly & Company	3,899,075
13,860	Johnson & Johnson	2,032,846
17,796	Merck & Company, Inc.	2,234,110
4,742	Vertex Pharmaceuticals, Inc.(a)	2,159,222
		12,473,238
	COMMERCIAL SUPPORT SERVICES - 3.7%
3,803	Cintas Corporation	2,578,320
13,122	Republic Services, Inc.	2,430,063
		5,008,383
	DIVERSIFIED INDUSTRIALS - 1.5%
9,684	Honeywell International, Inc.	1,958,008

	ELECTRIC UTILITIES - 4.1%
28,521	American Electric Power Company, Inc.	2,574,020
17,125	NextEra Energy, Inc.	1,370,343
19,378	Southern Company (The)	1,552,953
		5,497,316

See accompanying notes which are an integral part of these financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	FOOD - 1.7%
11,242	Hershey Company (The)	$2,224,005

	HEALTH CARE FACILITIES & SERVICES - 5.3%
9,306	Cardinal Health, Inc.	923,807
5,332	Labcorp Holdings, Inc.	1,039,260
3,805	Molina Healthcare, Inc.(a)	1,196,977
7,819	UnitedHealth Group, Inc.	3,873,298
		7,033,342
	HOUSEHOLD PRODUCTS - 3.9%
10,881	Church & Dwight Company, Inc.	1,164,376
25,636	Procter & Gamble Company (The)	4,218,147
		5,382,523
	INDUSTRIAL REIT - 0.7%
8,919	Prologis, Inc.	985,460

	INSURANCE - 5.7%
25,498	Hartford Financial Services Group, Inc. (The)	2,637,768
14,277	Marsh & McLennan Companies, Inc.	2,963,619
27,589	MetLife, Inc.	1,996,616
		7,598,003
	INTERNET MEDIA & SERVICES - 7.6%
42,931	Alphabet, Inc., Class A(a)	7,405,597
4,322	Netflix, Inc.(a)	2,773,082
		10,178,679
	LEISURE FACILITIES & SERVICES - 2.4%
7,966	Marriott International, Inc., Class A	1,841,500
5,157	McDonald’s Corporation	1,335,096
		3,176,596
	MACHINERY - 2.7%
10,674	Caterpillar, Inc.	3,613,362

	MEDICAL EQUIPMENT & DEVICES - 5.5%
15,022	Abbott Laboratories	1,535,098
18,821	Boston Scientific Corporation(a)	1,422,303

See accompanying notes which are an integral part of these financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.5% (Continued)
4,535	Danaher Corporation	$1,164,588
4,762	Stryker Corporation	1,624,271
2,856	Thermo Fisher Scientific, Inc.	1,622,151
		7,368,411
	OIL & GAS SERVICES & EQUIPMENT - 0.6%
17,489	Schlumberger Ltd.	802,570

	RETAIL - CONSUMER STAPLES - 2.4%
47,841	Walmart, Inc.	3,146,024

	RETAIL - DISCRETIONARY - 2.5%
9,909	Home Depot, Inc. (The)	3,318,227

	SEMICONDUCTORS - 2.1%
11,614	Microchip Technology, Inc.	1,129,229
8,381	Texas Instruments, Inc.	1,634,379
		2,763,608
	SOFTWARE - 12.2%
3,034	Intuit, Inc.	1,748,919
22,230	Microsoft Corporation	9,228,340
13,524	Oracle Corporation	1,584,878
7,022	Synopsys, Inc.(a)	3,937,938
		16,500,075
	SPECIALTY FINANCE - 2.6%
14,444	American Express Company	3,466,560

	TECHNOLOGY HARDWARE - 7.6%
44,895	Apple, Inc.	8,631,063
13,125	Jabil, Inc.	1,560,563
		10,191,626
	TECHNOLOGY SERVICES - 4.0%
7,438	Accenture PLC, Class A	2,099,673
9,315	Fiserv, Inc.(a)	1,395,014

See accompanying notes which are an integral part of these financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	TECHNOLOGY SERVICES - 4.0% (Continued)
4,544	Moody’s Corporation	$1,803,923
		5,298,610

	TOTAL COMMON STOCKS (Cost $117,998,287)	131,030,685

	TOTAL INVESTMENTS - 97.9% (Cost $117,998,287)	$131,030,685
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.1%	2,757,157
	NET ASSETS - 100.0%	$133,787,842

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8%
	ADVERTISING & MARKETING - 0.3%
1,926	Omnicom Group, Inc.	$179,041

	AEROSPACE & DEFENSE - 0.5%
2,863	Textron, Inc.	250,827

	ASSET MANAGEMENT - 2.1%
6,566	Artisan Partners Asset Management, Inc., Class A	289,101
4,796	Janus Henderson Group plc	160,666
1,386	KKR & Company, Inc.	142,536
4,187	T Rowe Price Group, Inc.	493,354
		1,085,657
	AUTOMOTIVE - 0.9%
23,229	Goodyear Tire & Rubber Company (The)(a)	285,949
1,830	Modine Manufacturing Company(a)	184,684
		470,633
	BANKING - 5.2%
14,865	Alerus Financial Corporation	287,489
3,035	City Holding Company	310,238
27,217	Colony Bankcorp, Inc.	328,781
4,324	Equity Bancshares, Inc., Class A	145,719
23,915	First Horizon Corporation	378,814
25,998	Fulton Financial Corporation	437,806
3,411	Preferred Bank	254,870
9,900	Premier Financial Corporation	195,129
10,420	Synovus Financial Corporation	413,570
		2,752,416
	BEVERAGES - 0.4%
4,155	Molson Coors Beverage Company, Class B	227,736

	BIOTECH & PHARMA - 4.5%
45,696	ADMA Biologics, Inc.(a)	436,397
9,677	Alkermes plc(a)	226,442
66,210	Allogene Therapeutics, Inc.(a)	165,525
13,310	Arvinas, Inc.(a)	441,093

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECH & PHARMA - 4.5% (Continued)
1,515	BioMarin Pharmaceutical, Inc.(a)	$113,731
46,680	Heron Therapeutics, Inc.(a)	172,716
5,186	Janux Therapeutics, Inc.(a)	277,451
1,279	Krystal Biotech, Inc.(a)	204,704
10,153	Organon & Company	216,563
66,940	Rigel Pharmaceuticals, Inc.(a)	65,454
102,418	Sangamo Therapeutics, Inc.(a)	57,805
		2,377,881
	CHEMICALS - 2.2%
11,120	Axalta Coating Systems Ltd.(a)	395,761
114,221	Danimer Scientific, Inc.(a)	89,058
40,335	Perimeter Solutions S.A.(a)	306,546
2,132	Quaker Chemical Corporation	386,638
		1,178,003
	CONSTRUCTION MATERIALS - 0.5%
1,104	Vulcan Materials Company	282,370

	CONSUMER SERVICES - 1.3%
10,465	Coursera, Inc.(a)	79,534
12,305	Perdoceo Education Corporation	276,863
5,148	Stride, Inc.(a)	353,461
		709,858
	CONTAINERS & PACKAGING - 0.5%
9,770	Karat Packaging, Inc.	278,836

	DIVERSIFIED INDUSTRIALS - 0.4%
1,725	ITT, Inc.	229,218

	ELECTRIC UTILITIES - 2.1%
2,280	Consolidated Edison, Inc.	215,574
2,990	Constellation Energy Corporation	649,577
6,552	OGE Energy Corporation	237,838
		1,102,989

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	ELECTRICAL EQUIPMENT - 5.4%
4,395	AAON, Inc.	$329,845
1,307	Acuity Brands, Inc.	339,310
960	AMETEK, Inc.	162,797
2,279	Amphenol Corporation, Class A	301,671
1,794	Badger Meter, Inc.	346,170
759	Hubbell, Inc.	295,168
3,764	Mesa Laboratories, Inc.	360,214
5,143	NEXTracker, Inc.(a)	283,739
775	Powell Industries, Inc.	139,392
1,737	Watts Water Technologies, Inc., Class A	345,889
		2,904,195
	ENGINEERING & CONSTRUCTION - 2.9%
2,549	EMCOR Group, Inc.	990,694
5,833	Fluor Corporation(a)	253,152
1,284	Installed Building Products, Inc.	272,003
		1,515,849
	ENTERTAINMENT CONTENT - 0.1%
649	AppLovin Corporation, Class A(a)	52,881

	FOOD - 1.7%
10,149	BellRing Brands, Inc.(a)	590,367
1,053	Post Holdings, Inc.(a)	112,218
3,669	Tyson Foods, Inc., Class A	210,050
		912,635
	FORESTRY, PAPER & WOOD PRODUCTS - 1.3%
9,300	Sylvamo Corporation	663,276

	GAS & WATER UTILITIES - 0.8%
4,041	Consolidated Water Company Ltd.	109,511
11,460	NiSource, Inc.	333,028
		442,539
	HEALTH CARE FACILITIES & SERVICES - 2.8%
3,656	HealthEquity, Inc.(a)	298,622
828	McKesson Corporation	471,621

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.8% (Continued)
966	Medpace Holdings, Inc.(a)	$373,204
5,735	Option Care Health, Inc.(a)	171,018
5,332	Progyny, Inc.(a)	143,697
		1,458,162
	HOME CONSTRUCTION - 3.4%
3,085	AZEK Company, Inc. (The)(a)	147,957
2,156	Century Communities, Inc.	181,988
3,713	Dream Finders Homes, Inc.(a)	105,486
3,009	Green Brick Partners, Inc.(a)	164,291
2,823	KB Home	199,304
1,950	Lennar Corporation, Class A	312,683
1,786	M/I Homes, Inc.(a)	223,107
898	PulteGroup, Inc.	105,353
3,087	Toll Brothers, Inc.	375,503
		1,815,672
	HOTEL REIT - 0.9%
28,054	Park Hotels & Resorts, Inc.	444,935

	HOUSEHOLD PRODUCTS - 0.4%
1,652	Inter Parfums, Inc.	197,877

	INDUSTRIAL SUPPORT SERVICES - 1.5%
2,824	Applied Industrial Technologies, Inc.	545,032
4,412	Core & Main Inc. - Class A(a)	253,955
		798,987
	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
1,035	Cboe Global Markets, Inc.	179,045
5,941	Northern Trust Corporation	500,469
		679,514
	INSURANCE - 6.1%
1,947	Arch Capital Group Ltd.(a)	199,821
1,507	Assured Guaranty Ltd.	117,124
1,172	Axis Capital Holdings Ltd.	86,587
1,152	Brown & Brown, Inc.	103,116

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INSURANCE - 6.1% (Continued)
2,509	Cincinnati Financial Corporation	$295,008
2,972	Hartford Financial Services Group, Inc. (The)	307,453
11,444	Horace Mann Educators Corporation	391,041
1,910	Kemper Corporation	114,294
18,467	Lemonade, Inc.(a)	304,890
8,745	Mercury General Corporation	488,234
990	Primerica, Inc.	223,631
7,547	Ryan Specialty Holdings, Inc., Class A	419,086
4,244	Unum Group	228,582
		3,278,867
	INTERNET MEDIA & SERVICES - 1.5%
5,704	HealthStream, Inc.	155,662
40,729	Opendoor Technologies, Inc.(a)	88,789
3,986	Pinterest, Inc., Class A(a)	165,379
812	Spotify Technology S.A.(a)	240,986
6,944	TripAdvisor, Inc.(a)	127,422
		778,238
	LEISURE FACILITIES & SERVICES - 5.4%
128	Chipotle Mexican Grill, Inc.(a)	400,579
1,311	Darden Restaurants, Inc.	197,161
7,691	DraftKings, Inc., Class A(a)	270,185
828	Hilton Worldwide Holdings, Inc.	166,097
14,719	Madison Square Garden Entertainment Corporation(a)	523,113
4,447	MGM Resorts International(a)	178,636
23,290	ONE Group Hospitality, Inc. (The)(a)	121,108
1,714	Royal Caribbean Cruises Ltd.(a)	253,124
5,848	Sphere Entertainment Company(a)	213,452
3,080	United Parks & Resorts, Inc.(a)	161,053
74,116	Virgin Galactic Holdings, Inc.(a)	64,088
897	Wingstop, Inc.	330,679
		2,879,275
	MACHINERY - 3.6%
7,677	Energy Recovery, Inc.(a)	103,640
4,770	Enerpac Tool Group Corporation	187,556

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MACHINERY - 3.6% (Continued)
5,783	Esab Corporation	$594,608
8,866	Flowserve Corporation	440,640
3,656	Ingersoll Rand, Inc.	340,191
4,291	Terex Corporation	256,044
		1,922,679
	MEDICAL EQUIPMENT & DEVICES - 4.2%
2,070	Haemonetics Corporation(a)	174,046
2,833	Hologic, Inc.(a)	209,019
3,613	ICU Medical, Inc.(a)	384,206
483	IDEXX Laboratories, Inc.(a)	240,027
996	Inspire Medical Systems, Inc.(a)	158,155
2,407	Insulet Corporation(a)	426,496
2,211	Lantheus Holdings, Inc.(a)	180,926
1,850	Masimo Corporation(a)	230,325
1,173	ResMed, Inc.	242,025
		2,245,225
	METALS & MINING - 1.1%
11,801	Century Aluminum Company(a)	216,312
50,833	Energy Fuels Inc(a)	355,831
		572,143
	MORTGAGE FINANCE - 1.4%
23,705	AGNC Investment Corporation	227,331
76,149	Ares Commercial Real Estate Corporation	529,997
		757,328
	OFFICE REIT - 0.5%
14,936	Equity Commonwealth(a)	288,414

	OIL & GAS PRODUCERS - 3.9%
2,479	Cheniere Energy, Inc.	391,161
5,565	Matador Resources Company	353,099
1,325	Murphy USA, Inc.	581,344
7,452	Par Pacific Holdings, Inc.(a)	202,247
1,352	Phillips 66	192,133

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	OIL & GAS PRODUCERS - 3.9% (Continued)
8,600	Williams Companies, Inc. (The)	$356,986
		2,076,970
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
3,758	Halliburton Company	137,919

	REAL ESTATE INVESTMENT TRUSTS - 0.6%
39,922	Claros Mortgage Trust, Inc.	314,985

	RETAIL - DISCRETIONARY - 6.0%
3,045	Abercrombie & Fitch Company, Class A(a)	526,389
4,417	American Eagle Outfitters, Inc.	97,041
138	AutoZone, Inc.(a)	382,252
4,002	Builders FirstSource, Inc.(a)	643,481
9,491	Gap, Inc. (The)	274,859
820	Lululemon Athletica, Inc.(a)	255,832
345	O’Reilly Automotive, Inc.(a)	332,325
1,376	Ross Stores, Inc.	192,310
414	Ulta Beauty, Inc.(a)	163,567
5,484	Urban Outfitters, Inc.(a)	228,738
		3,096,794
	SEMICONDUCTORS - 1.0%
13,000	Veeco Instruments, Inc.(a)	528,450

	SOFTWARE - 6.4%
2,959	Altair Engineering, Inc., Class A(a)	258,409
959	Appfolio, Inc., Class A(a)	218,959
1,710	BILL Holdings, Inc.(a)	89,006
1,919	Cadence Design Systems, Inc.(a)	549,429
3,287	DocuSign, Inc.(a)	179,930
802	Duolingo, Inc.(a)	153,503
2,182	Fortinet, Inc.(a)	129,436
2,470	Guidewire Software, Inc.(a)	281,382
29,300	Health Catalyst, Inc.(a)	194,259
2,681	Okta, Inc.(a)	237,751

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SOFTWARE - 6.4% (Continued)
1,380	Qualys, Inc.(a)	$194,056
1,176	SPS Commerce, Inc.(a)	221,194
583	Veeva Systems, Inc., Class A(a)	101,588
21,144	Weave Communications, Inc.(a)	182,896
1,630	Zoom Video Communications, Inc., Class A(a)	99,984
27,947	Zuora, Inc.(a)	283,662
		3,375,444
	SPECIALTY FINANCE - 1.7%
4,414	Air Lease Corporation	210,283
3,774	Flywire Corporation(a)	64,724
2,413	GATX Corporation	332,898
1,796	Mr. Cooper Group, Inc.(a)	149,786
12,740	New Residential Investment Corporation	142,815
		900,506
	SPECIALTY REIT - 0.6%
7,740	EPR Properties	317,650

	SPECIALTY REITS - 0.2%
1,143	Iron Mountain, Inc.	92,229

	STEEL - 0.7%
2,610	Steel Dynamics, Inc.	349,401

	TECHNOLOGY HARDWARE - 3.7%
1,404	Arista Networks, Inc.(a)	417,901
3,076	Jabil, Inc.	365,736
4,605	NetApp, Inc.	554,580
535	Super Micro Computer, Inc.(a)	419,713
11,898	Turtle Beach Corporation(a)	197,269
		1,955,199
	TECHNOLOGY SERVICES - 2.0%
1,658	Booz Allen Hamilton Holding Corporation	252,364
1,073	Coinbase Global, Inc., Class A(a)	242,412
1,816	ICF International, Inc.	259,235

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TECHNOLOGY SERVICES - 2.0% (Continued)
14,860	Riot Blockchain, Inc.(a)	$144,736
11,366	StoneCompany Ltd.(a)	157,305
		1,056,052
	TELECOMMUNICATIONS - 1.7%
49,350	8x8, Inc.(a)	134,726
52,430	AST SpaceMobile, Inc.(a)	433,857
10,462	Iridium Communications, Inc.	315,011
		883,594
	TIMBER REIT - 0.1%
1,552	Weyerhaeuser Company	46,607

	TRANSPORTATION & LOGISTICS - 2.4%
2,475	Copa Holdings S.A., Class A	240,644
1,933	Expeditors International of Washington, Inc.	233,700
1,991	Matson, Inc.	255,246
412	Saia, Inc.(a)	168,706
2,422	Teekay Tankers Ltd., Class A	176,394
3,616	United Airlines Holdings, Inc.(a)	191,612
		1,266,302
	TRANSPORTATION EQUIPMENT - 0.8%
745	Allison Transmission Holdings, Inc.	56,478
3,451	PACCAR, Inc.	370,983
		427,461
	WHOLESALE - CONSUMER STAPLES - 0.5%
3,706	Performance Food Group Company(a)	257,938

	TOTAL COMMON STOCKS (Cost $49,951,144)	52,817,657

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Expiration Date	Exercise Price	Fair Value
	WARRANT — 0.0%(b)
	CHEMICALS - 0.0% (b)
37,030	Danimer Scientific, Inc.	05/04/2029	$5.00	$—

	TOTAL WARRANT (Cost $0)			—

	TOTAL INVESTMENTS - 99.8% (Cost $49,951,144)			$52,817,657
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%			106,339
	NET ASSETS - 100.0%			$52,923,996

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

See accompanying notes which are an integral part of these financial statements.

Zacks ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2024

	Zacks Earnings
	Consistent Portfolio	Zacks Small/Mid Cap
	ETF	ETF
ASSETS
Investment securities:
At cost	$117,998,287	$49,951,144
At fair value	$131,030,685	$52,817,657
Cash	2,673,607	207,200
Dividends receivable	179,282	30,179
TOTAL ASSETS	133,883,574	53,055,036

LIABILITIES
Investment advisory fees payable	33,462	4,241
Payable to related parties	23,790	39,033
Payable for audit fees	—	24,331
Payable for legal fees	—	24,855
Accrued expenses and other liabilities	42,005	38,580
TOTAL LIABILITIES	99,257	131,040
NET ASSETS	$133,784,317	$52,923,996

Net Assets Consist Of:
Paid in capital	$121,560,852	$49,398,299
Accumulated earnings	12,223,465	3,525,697
NET ASSETS	$133,784,317	$52,923,996

Net Asset Value Per Share:
Net Assets	$133,784,317	$52,923,996
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,754,000	1,725,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$28.14	$30.68

See accompanying notes which are an integral part of these financial statements.

Zacks ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Period or Six Months Ended May 31, 2024

	Zacks Earnings
	Consistent Portfolio	Zacks Small/Mid Cap
	ETF *	ETF
INVESTMENT INCOME
Dividends	$581,923	$170,544
Foreign withholding taxes	—	(8)
TOTAL INVESTMENT INCOME	581,923	170,536

EXPENSES
Investment advisory fees	162,161	60,590
Administrative services fees	56,528	31,444
Compliance officer fees	22,112	9,550
Legal fees	17,274	27,934
Trustees fees and expenses	17,238	5,007
Audit fees	15,349	18,236
Custodian fees	8,574	8,880
Printing and postage expenses	4,686	9,780
Transfer agent fees	3,123	5,938
Insurance expense	—	3,411
Other expenses	4,163	13,770
TOTAL EXPENSES	311,208	194,540
Fees Waived/Expenses Reimbursed by the Advisor	(107,885)	(118,147)
NET EXPENSES	203,323	76,393
NET INVESTMENT INCOME	378,600	94,143

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(226,117)	573,907
Investments delivered in-kind	1,037,680	—
	811,563	573,907

Net change in unrealized appreciation on investments	4,699,783	2,717,975

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	5,511,346	3,291,882

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,889,946	$3,386,025

*	For the period February 1, 2024 to May 31, 2024. Effective February 1, 2024, the Fund changed its fiscal year end. See Note 1.

See accompanying notes which are an integral part of these financial statements.

Zacks Earnings Consistent Portfolio ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For The	For The
	Period Ended	Year Ended
	5/31/2024*	January 31, 2024
	(Unaudited)
FROM OPERATIONS
Net investment income	$378,600	$616,233
Net realized gain (loss) from security transactions	811,563	(1,443,388)
Net change in unrealized appreciation of investments	4,699,783	8,764,876
Net increase in net assets resulting from operations	5,889,946	7,937,721

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	—	(579,145)
Net decrease in net assets resulting from distributions to shareholders	—	(579,145)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	40,877,473	61,740,809
Payments for shares redeemed:	(4,094,796)	(655,191)
Transaction fees (Note 7)	9,600	17,600
Net increase in net assets resulting from shares of beneficial interest	36,792,277	61,103,218

TOTAL INCREASE IN NET ASSETS	42,682,223	68,461,794

NET ASSETS
Beginning of Period	91,102,094	22,640,300
End of Period	$133,784,317	$91,102,094

SHARE ACTIVITY
Shares sold	1,475,000	2,500,000
Shares redeemed	(150,000)	(25,000)
Net increase in shares of beneficial interest outstanding	1,325,000	2,475,000

*	For the period February 1, 2024 to May 31, 2024. Effective February 1, 2024, the Fund changed its fiscal year end. See Note 1.

See accompanying notes which are an integral part of these financial statements.

Zacks Small/Mid Cap ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For The	For The
	Six Months Ended	Period Ended
	May 31, 2024	November 30, 2023 *
	(Unaudited)
FROM OPERATIONS
Net investment income	$94,143	$3,855
Net realized gain (loss) from security transactions	573,907	(3,631)
Net change in unrealized appreciation of investments	2,717,975	148,538
Net increase in net assets resulting from operations	3,386,025	148,762

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(9,090)	—
Net decrease in net assets resulting from distributions to shareholders	(9,090)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	41,041,726	8,344,573
Transaction fees (Note 7)	9,600	2,400
Net increase in net assets resulting from shares of beneficial interest	41,051,326	8,346,973

TOTAL INCREASE IN NET ASSETS	44,428,261	8,495,735

NET ASSETS
Beginning of Period	8,495,735	—
End of Period	$52,923,996	$8,495,735

SHARE ACTIVITY
Class I:
Shares sold	1,400,000	325,000
Net increase in shares of beneficial interest outstanding	1,400,000	325,000

*	Commencement of Operations was October 2, 2023.

See accompanying notes which are an integral part of these financial statements.

Zacks Earnings Consistent Portfolio ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For The		For The		For The	For The
	Period Ended		Year Ended		Year Ended	Period Ended
	May 31, 2024 **		January 31, 2024		January 31, 2023	January 31, 2022 *
	(Unaudited)
Net asset value, beginning of period	$26.57		$23.73		$25.40	$25.00

Activity from investment operations:
Net investment income (1)	0.09		0.28		0.27	0.08
Net realized and unrealized gain (loss) on investments (4)	1.48		2.74		(1.74)	0.35
Total from investment operations	1.57		3.02		(1.47)	0.43

Less distributions from:
Net investment income	—		(0.19)		(0.21)	(0.03)
Total distributions	—		(0.19)		(0.21)	(0.03)
Capital Share Transaction fees (Note 7)	0.00		0.01		0.01	0.00
Net asset value, end of period	$28.14		$26.57		$23.73	$25.40
Market price, end of period (unaudited)	$28.13		$26.62		$23.71	$25.40
Total return (2)	11.38	% (6)	12.79	% (7)	(5.72)%	1.71	% (6)
Market price total return (unaudited)	11.26	% (6)	13.10%		(5.80)%	1.71	% (6)
Net assets, at end of period (000s)	$133,784		$91,102		$22,640	$11,531

Ratio of gross expenses to average net assets	0.84	% (5)	0.89%		1.93%	3.93	% (5)
Ratio of net expenses to average net assets	0.55	% (5)	0.55%		0.55%	0.55	% (5)
Ratio of net investment income to average net assets	1.02	% (5)	1.11%		1.15%	0.71	% (5)
Portfolio Turnover Rate (3)	3	% (6)	18%		14%	6	% (6)

*	Commencement of Operations was August 23, 2021.

**	For the period February 1, 2024 to May 31, 2024. Effective February 1, 2024, the Fund changed its fiscal year end. See Note 1.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

(4)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount may not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes which are an integral part of these financial statements.

Zacks Small/Mid Cap ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	For The	For The
	Six Months Ended	Period Ended
	May 31, 2024	November 30, 2023 *
	(Unaudited)
Net asset value, beginning of period	$26.14	$25.00

Activity from investment operations:
Net investment income (1)	0.10	0.03
Net realized and unrealized gain on investments (4)	4.45	1.09
Total from investment operations	4.55	1.12

Less distributions from:
Net investment income	(0.02)	—
Total distributions	(0.02)	—
Paid-in-Capital From Redemption Fees	—	—
Capital Share Transaction fees (Note 7)	0.01	0.02
Net asset value, end of period	$30.68	$26.14
Market price, end of period (unaudited)	$30.71	$26.19
Total return (2)(6)	17.45%	4.56%
Market price total return (unaudited) (6)	17.34%	4.76%
Net assets, at end of period (000s)	$52,924	$8,496

Ratio of gross expenses to average (5) net assets	1.40%	11.88%
Ratio of net expenses to average (5) net assets	0.55%	0.55%
Ratio of net investment income (5) to average net assets	0.68%	0.72%
Portfolio Turnover Rate (3)(6)	46%	3%

*	Commencement of Operations was October 2, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

(4)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount may not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating values of the Fund’s portfolio.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2024

1.	ORGANIZATION

The Zacks Earnings Consistent Portfolio ETF (“ZECP”) and the Zacks Small/Mid Cap ETF (“SMIZ”) (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest in the Zacks Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on November 14, 2018, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ZECP seeks to provide long-term total returns and minimize capital loss. SMIZ seeks to generate positive risk-adjusted returns. ZECP commenced operations on August 23, 2021 and SMIZ commenced operations on October 2, 2023.

Effective February 1, 2024, ZECP has changed its fiscal year-end from January 31 to November 30 for operational efficiencies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (the “Board”) of the Trust. The Board has delegated execution of these procedures to Zacks Investment Management, Inc. (the Advisor”) as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)(Unaudited)
May 31, 2024

determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)(Unaudited)
May 31, 2024

for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2024, for the Fund’s assets and liabilities measured at fair value:

Zacks Earnings Consistent Portfolio ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$131,030,685	$—	$—	$131,030,685
Total	$131,030,685	$—	$—	$131,030,685

Zacks Small/Mid Cap ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$52,817,657	$—	$—	$52,817,657
Warrants	0	—	—	0
Total	$52,817,657	$—	$—	$52,817,657

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)(Unaudited)
May 31, 2024

In accordance with each Fund’s investment objectives, each Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Equity Securities Risk – Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. These changes in value may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to be cyclical which may cause stock prices to fall over short or extended periods of time.

Large-Cap Securities Risk – Stocks of large companies as a group can fall out of favor with the market, causing the Funds to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small and Medium Cap Securities Risk – The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Quantitative Model Risk – Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Funds to achieve their objective.

Management Risk – The Funds are subject to management risk because they are each an actively managed portfolio. The Advisor’s judgments about the attractiveness, value, and stability of particular stocks in which the Funds invest may prove to be incorrect, and there is no guarantee that the Advisor’s judgment will produce the desired results.

Market Risk – Market risk refers to the possibility that the value of securities held by the Funds may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. Each Fund’s performance per share will change daily in response to such factors.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)(Unaudited)
May 31, 2024

from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statement of Operations. During the period or six months ended May 31, 2024, the Funds did not incur any tax-related interest or penalties. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended 2022 and 2023, or expected to be taken in the Funds’ November 30, 2024 year-end tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal and Ohio state, however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the period or six months ended May 31, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), for the Funds were as follows:

Ticker Symbol	Purchases	Sales
ZECP	$2,966,500	$3,860,878
SMIZ	$12,961,910	$12,745,661

For the period or six months ended May 31, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker Symbol	Purchases	Sales
ZECP	$40,086,557	$4,043,346
SMIZ	$40,985,810	$—

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)(Unaudited)
May 31, 2024

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Advisor serves as investment advisor to the Funds. Pursuant to an Advisory Agreement with the Trust, under the oversight of the Board, the Advisor manages the investment and reinvestment of the Fund’s assets. As compensation for its services and the related expenses borne by the Advisor, the Funds pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.44% of each Fund’s average daily net assets for ZECP and SMIZ of average daily net assets. For the period or six months ended May 31, 2024, the Funds incurred $162,161 and $60,590 in advisory fees for ZECP and SMIZ, respectively.

Pursuant to an Operating Expenses Limitation Agreement (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2025 for ZECP and April 1, 2026 for SMIZ, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) do not exceed 0.55%. For the period or six months ended May 31, 2024, the Advisor waived fees/reimbursed expenses of $107,885 and $118,147 for ZECP and SMIZ, respectively.

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Funds operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Funds provided that such reimbursement does not cause each Fund’s operating expenses to exceed the expense limitation. The Advisor is permitted to receive reimbursement from each Fund for fees it waived and each Funds expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of management fees and/or expenses. This Waiver Agreement can be terminated only by, or with the consent, of the Board.

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)(Unaudited)
May 31, 2024

As of May 31, 2024, the Advisor has $522,545 and $60,714 for ZECP and SMIZ respectively of waived fees within 3 years of reimbursement that may be recovered by the following dates:

Fund	January 31, 2024	January 31, 2025	January 31, 2026	January 31, 2027	Total
ZECP	$55,949	$83,584	$196,824	$186,188	$522,545

	November 30, 2026	Total
SMIZ	$60,714	$60,714

Northern Lights Distributors, LLC, (the “Distributor”), is the distributor for the shares of the Funds. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund shares for the Funds.

The Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets. No distribution or service fees are currently paid by the Funds, and will not be paid by the Funds unless authorized by the Board. There are no current plans to impose these fees.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
ZECP	$117,988,886	$14,758,341	$(1,726,542)	$13,031,799
SMIZ	49,951,280	4,357,425	(1,491,048)	52,817,657

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)(Unaudited)
May 31, 2024

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of ZECP’s distributions paid for the years ended January 31, 2024, and January 31, 2023 was as follows:

	Fiscal Year Ended	Fiscal Period Ended
	January 31, 2024	January 31, 2023
Ordinary Income	$579,145	$164,525
Long-Term Capital Gain	—	—
	$579,145	$164,525

As of January 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows for ZECP:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$36,910	$—	$—	$(2,035,407)	$—	$8,332,016	$6,333,519

The difference between book basis and tax basis unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

As of November 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows for SMIZ:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$3,719	$—	$—	$(3,631)	$—	$148,674	$148,762

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss, and unrealized depreciation from investments is primarily attributable to the C-Corporation return of capital distributions.

At January 31, 2024, ZECP had a capital loss carryforward for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$1,323,940	$711,467	$2,035,407	$—

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)(Unaudited)
May 31, 2024

At November 30, 2023, SMIZ had a capital loss carryforward for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$3,631		$3,631	$—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of realized gain (loss) on in-kind redemptions for the year ended January 31, 2024, as follows for ZECP:

Paid
In	Accumulated
Capital	Deficit
$165,576	$(165,576)

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Advisor may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Funds for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Funds and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the accounts of the Funds. Transactions in capital shares for each Fund are disclosed in the Statements of Changes in Net Assets.

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)(Unaudited)
May 31, 2024

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for each Fund are listed in the table below:

	Fee for In-Kind and	Maximum Additional Variable
Fund	Cash Purchases	Charge for Cash Purchases*
ZECP	$400	0.40%
SMIZ	$400	0.40%

*	As a percentage of the amount invested.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statement.

Zacks ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
July 31, 2024

Approval of Continuance of Advisory Agreement – Zacks Earnings Consistent Portfolio ETF

In connection with a meeting held on April 15, 2024, the Board of Trustees (the “Board”) of Zacks Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the continuance of the investment advisory agreement (the “Advisory Agreement”) between Zacks Investment Management, Inc. (“Zacks” or the “Adviser”) and the Trust, with respect to the Zacks Earnings Consistent Portfolio ETF (the “ECP ETF”). In considering the approval of the continuance of the Advisory Agreement, the Board received materials specifically relating to the ECP ETF and the Advisory Agreement.

The Independent Trustees considered Trust counsel’s guidance and their own business judgment in evaluating the Advisory Agreement and the weight to be given to each factor considered. Based upon its review, the Board concluded that it was in the best interests of the ECP ETF that the continuance of the Advisory Agreement be approved and that the compensation payable thereunder by the ECP ETF to Zacks was fair and reasonable. In considering the approval of the continuance of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis, including those discussed below.

Performance. The Board reviewed the performance data for the ECP ETF provided by the Adviser, including one-year and since inception average annual total returns as of December 31, 2023. The Board also reviewed comparisons of the ECP ETF’s performance against its peer group average, Morningstar Category Average and benchmark. The Board noted that the ECP ETF underperformed its peer group average, Morningstar Category Average and benchmark for the twelve-months and the since inception period ended December 31, 2023. The Board also took into consideration the background and experience of the portfolio manager. After considering the information provided and presented at the Meeting and at meetings throughout the year, the Board determined that the performance of the ECP ETF was reasonable.

Nature, Extent and Quality of Services. In considering the approval of the continuance of the Advisory Agreement with the Adviser, the Board considered the nature, extent, and quality of services that the Adviser provided to the ECP ETF, including the Adviser’s personnel and resources and performance. The Board reviewed the services provided by the Adviser, including the backgrounds of the personnel providing the investment management services and the Adviser’s compliance staff. The Trustees also reviewed information provided regarding risk management and compliance and regulatory matters. The Board also took into account the research and decision-making processes used by the Adviser. The Board concluded that the nature, extent and quality of services provided by the Adviser to the ECP ETF under the Advisory Agreement were satisfactory.

Fees and Expenses. The Board reviewed the ECP ETF’s advisory fee and expense ratio, and reviewed information comparing the advisory fee and expense ratios to those of the peer group

Zacks ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
July 31, 2024

and Morningstar category. The Board noted that the ECP ETF’s advisory fee and expense ratio were lower than the peer group average, but higher than the Morningstar category average. The Board also considered the size of the ECP ETF in comparison to the funds in its peer group and the potential for the ECP ETF’s expense ratio to decrease as it gains scale over time. In response to the Trustees’ questions, Mr. Zacks explained how the peer group was selected from the overall category. The Board noted that the Adviser has also agreed to continue to waive fees and limit expenses of the ECP ETF for an additional year. Given these considerations, the Board concluded that the advisory fee paid to the Adviser under the Advisory Agreement was not unreasonable.

Profitability. The Board reviewed the profitability of the Adviser with respect to the ECP ETF and noted that the Adviser had not realized a profit from the ECP ETF in the previous twelve months of operations. The Board concluded that the profitability of the Adviser in connection with the management of the ECP ETF was not unreasonable. After further discussion, the Board concluded that Zacks’ level of profitability was not excessive.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the ECP ETF grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of the ECP ETF’s investors. The Board noted that breakpoints may be an appropriate way for the Adviser to share its economies of scale if the ECP ETF experiences substantial asset growth; however, the Board recognized that the ECP ETF may take some time to reach an asset level where the Adviser could realize significant economies of scale. The Board observed that economies of scale will be considered in the future as the ECP ETF’s asset levels grow.

Conclusion. Based on all the information considered and the conclusions reached, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Board determined that the continuation of the Advisory Agreement for an additional one-year period is in the best interests of the ECP ETF.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-813-3507 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-813-3507.

INVESTMENT ADVISOR
Zacks Investment Management, Inc.
10 S. Riverside Plaza, Suite 1600
Chicago, IL 60606

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street Suite 100
Elkhorn, Nebraska 68022

ZACKSETF-SA24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. . Exhibit 99. CERT

(a)(3) Not applicable

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto. . Exhibit 99. CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Zacks Trust

By	/s/ Mitch Zacks
Mitch Zacks
Principal Executive Officer/President
Date: 08/08/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Mitch Zacks
Mitch Zacks
Principal Executive Officer/President
Date: 08/08/2024

By	/s/ Donald Ralph
Donald Ralph
Principal Financial Officer
Date: 08/08/2024